Intangible Assets, Net	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Copyrights of online education academy courses	$-	$23,800,000
Less: Accumulated amortization	-	(6,793,917)
Intangible assets, net	$-	$17,006,083

Amortization expenses were $2,380,000, and $1,780,000 for the six months ended December 31, 2024, and 2023, respectively. Impairment loss on intangible assets for the six months ended December 31, 2024, and 2023 was $14,626,083 and $0, respectively.